Change in Projected Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Net benefit obligation at beginning of year	$ 457,175	$ 398,638
Service cost	13,084	11,270
Interest cost	23,653	23,178
Actuarial loss	61,286	41,971
Gross benefits paid	(19,415)	(17,882)
Net benefit obligation at end of year	535,783	457,175
Postretirement Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Net benefit obligation at beginning of year	29,635	45,210
Service cost	227	350	548
Interest cost	1,234	2,225	2,754
Participants' contributions	2,528	1,925
Actuarial loss	1,993	(3,884)
Plan amendments		(10,397)
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid		456
Net benefit obligation at end of year	$ 29,095	$ 29,635	$ 45,210